Related Party Balances And Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Balances And Transactions [Abstract]
Trade accounts payable	$ 1,336		$ 1,046
Cost of revenues	$ 3,287	[1]	$ 2,674	[1]	$ 1,963	[1]
Percentage of raw material costs	24.50%		18.40%		16.10%

[1]	The Company's purchases from such supplier accounted for 24.5%, 18.4% and 16.1% of its raw material costs in 2012, 2011 and 2010, respectively.